ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 15,978	$ 16,797
Accrued expenses - general	13,653	24,422
Accrued salaries and benefits	12,254	11,226
Income taxes payable	4,650	4,334
Total	$ 46,535	$ 56,779